Deferred Revenue - Summary of Deferred Revenue (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of deferred income [abstract]
Deferred revenue-current portion	€ 16,934	€ 15,935	[1]	€ 3,492
Deferred revenue	97,675	112,551	[1]	€ 27,934
Total deferred revenue	€ 114,609	€ 128,486

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.